Employee Stock-based Compensation and Benefit Plans - Schedule of Nonvested Stock Unit Activity (Detail) - Non-Vested Stock Units [Member] - $ / shares	1 Months Ended				12 Months Ended
	Mar. 31, 2016	Jan. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2016
Number of Shares
Non-vested stock units at December 31, 2015		5,147,926			5,147,926
Granted					2,538,589
Vested					(2,472,217)
Forfeited					(822,462)
Non-vested stock units at December 31, 2016					4,391,836
Weighted- Average Fair Value at Grant Date
Non-vested stock units at December 31, 2015		$ 65.00			$ 65.00
Granted	$ 66.18	$ 49.68	$ 61.01	$ 56.94	76.27
Vested					66.25
Forfeited					65.59
Non-vested stock units at December 31, 2016					$ 70.67